UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Bond Fund

Eaton Vance Short Duration Real Return Fund

Eaton Vance

Bond Fund

July 31, 2014 (Unaudited)

Eaton Vance Bond Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $1,243,415,406 and the Fund owned 99.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 18.4%

Security	Principal Amount* (000’s omitted)		Value
Banks — 0.3%
Morgan Stanley, 7.60%, 8/8/17	NZD	5,000	$4,513,691

			$4,513,691

Commercial Services — 1.8%
Laureate Education, Inc., 9.25%, 9/1/19(1)		800	$804,000
Western Union Co. (The), 6.20%, 11/17/36		20,761	21,728,130

			$22,532,130

Computers — 2.4%
Dell, Inc., 5.40%, 9/10/40		13,463	$11,376,235
Dell, Inc., 6.50%, 4/15/38		4,474	4,127,265
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		15,915	14,084,775

			$29,588,275

Diversified Financial Services — 1.1%
Jefferies Group, LLC, 6.25%, 1/15/36		5,000	$5,440,850
Naviant, LLC, 5.625%, 8/1/33		3,914	3,375,825
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,120	5,569,200

			$14,385,875

Foods — 0.2%
Safeway, Inc., 7.25%, 2/1/31		2,365	$2,413,379

			$2,413,379

Insurance — 1.4%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24		5,957	$6,019,965
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)		11,407	11,207,378

			$17,227,343

Iron & Steel — 0.6%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		8,385	$7,346,803

			$7,346,803

Mining — 3.1%
Alcoa, Inc., 5.95%, 2/1/37		19,308	$19,407,436
Southern Copper Corp., 5.25%, 11/8/42		21,194	19,728,244

			$39,135,680

Oil & Gas — 1.8%
Forest Oil Corp., 7.25%, 6/15/19		6,500	$6,516,250
Rowan Cos., Inc., 5.40%, 12/1/42		16,173	15,910,625

			$22,426,875

Pipelines — 1.5%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		9,522	$9,712,440
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)		1,000	1,016,250
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)		7,195	7,581,731

			$18,310,421

Retail — 2.0%
JC Penney Corp., Inc., 6.375%, 10/15/36		21,689	$17,947,648
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,713,815
rue21, Inc., 9.00%, 10/15/21(1)		7,170	5,377,500

			$25,038,963

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 2.2%
Avaya, Inc., 10.50%, 3/1/21(1)		24,335	$21,414,800
Sprint Capital Corp., 6.875%, 11/15/28		6,150	6,027,000

			$27,441,800

Total Corporate Bonds & Notes (identified cost $226,559,856)			$230,361,235

Foreign Corporate Bonds — 16.4%

Security	Principal Amount* (000’s omitted)		Value
Banks — 1.6%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$4,300,679
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	9,594,917
Standard Chartered PLC, 5.20%, 1/26/24(1)		5,886	6,308,514

			$20,204,110

Beverages — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)		13,800	$12,337,200

			$12,337,200

Chemicals — 0.6%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)		7,200	$7,380,000

			$7,380,000

Commercial Services — 0.5%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)		6,200	$5,866,750

			$5,866,750

Electric — 0.6%
Enel Finance International NV, 6.00%, 10/7/39(1)		7,272	$8,308,224

			$8,308,224

Engineering & Construction — 0.7%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		8,200	$8,343,500

			$8,343,500

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$13,044,152
Barrick International Barbados Corp., 6.35%, 10/15/36(1)		3,592	3,823,325
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		9,370	8,849,440
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		7,860	7,029,701

			$32,746,618

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc., 7.45%, 5/1/34(1)		3,910	$3,851,350

			$3,851,350

Oil & Gas — 1.5%
Ecopetrol SA, 5.875%, 5/28/45		8,145	$8,552,250
Petrobras Global Finance BV, 5.625%, 5/20/43		11,000	10,015,962

			$18,568,212

Telecommunications — 7.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	60,720	$4,523,011
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		13,000	13,520,000
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)		3,149	3,271,338
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)		16,618	16,825,725
Telecom Italia Capital SA, 6.00%, 9/30/34		23,934	23,574,990

Security	Principal Amount* (000’s omitted)		Value
Telecom Italia Capital SA, 7.20%, 7/18/36		900	$968,625
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		25,760	25,438,000

			$88,121,689

Total Foreign Corporate Bonds (identified cost $199,161,887)			$205,727,653

Foreign Government Bonds — 6.1%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 1.0%
Provincia de Buenos Aires, 10.875%, 1/26/21(4)		7,780	$7,274,300
Republic of Argentina, 8.28%, 12/31/33(5)		6,309	5,352,701

			$12,627,001

Canada — 1.0%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$13,128,931

			$13,128,931

Mexico — 2.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	303,536	$25,866,043

			$25,866,043

New Zealand — 0.2%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,883,401

			$1,883,401

Supranational — 1.8%
International Finance Corp., 7.80%, 6/3/19	INR	621,370	$10,728,765
International Finance Corp., 8.25%, 6/10/21	INR	692,300	12,296,625

			$23,025,390

Total Foreign Government Bonds (identified cost $75,941,482)			$76,530,766

Convertible Bonds — 9.7%

Security	Principal Amount (000’s omitted)		Value
Coal — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(6)		$1,200	$1,422,000

			$1,422,000

Health Care – Products — 0.4%
Hologic, Inc., 0.00%, 12/15/43		$4,285	$4,729,569

			$4,729,569

Home Builders — 7.4%
KB Home, 1.375%, 2/1/19		$31,090	$30,215,594
Lennar Corp., 3.25%, 11/15/21(1)		10,790	17,547,237
Ryland Group, Inc. (The), 0.25%, 6/1/19		28,791	26,667,664
Standard Pacific Corp., 1.25%, 8/1/32		15,340	17,880,687

			$92,311,182

Machinery – Diversified — 1.0%
Chart Industries, Inc., 2.00%, 8/1/18		$9,210	$12,111,150

			$12,111,150

Security	Principal Amount (000’s omitted)	Value
Semiconductors — 0.5%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$5,860,750

		$5,860,750

Telecommunications — 0.3%
Ciena Corp., 3.75%, 10/15/18(1)	$3,485	$4,517,431

		$4,517,431

Total Convertible Bonds (identified cost $121,164,732)		$120,952,082

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(7)	$2,000	$1,997,209
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.756%, 6/17/31(1)(7)	5,000	5,046,543

Total Asset-Backed Securities (identified cost $7,039,490)		$7,043,752

Commercial Mortgage-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$810,775
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	337,559
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,146,187
COMM, Series 2014-CR17, Class D, 4.96%, 5/10/47(1)(8)	3,000	2,887,268
COMM, Series 2014-CR18, Class D, 4.74%, 7/15/47(1)(8)	1,750	1,662,465
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(8)	1,250	1,312,715
HILT, Series 2013, Class EFX, 5.609%, 11/5/30(1)(8)	4,850	4,987,466
JPMBB, Series 2014-C19, Class D, 4.679%, 4/15/47(1)(8)	7,000	6,612,862
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(1)(8)	3,250	3,034,798
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(1)(8)	3,598	3,414,748
WFCM, Series 2013-LC12, Class D, 4.303%, 7/15/46(1)(8)	2,400	2,239,655
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1) (8)	8,000	7,453,148

Total Commercial Mortgage-Backed Securities (identified cost $34,901,122)		$35,899,646

Senior Floating-Rate Interests — 1.4%(9)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.3%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/12/21	$1,600	$1,626,000
Education Management LLC, Term Loan, 4.25%, 6/1/16	1,790	1,178,459
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, 10/15/19	1,254	1,216,224

		$4,020,683

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Commercial Services — 0.2%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), 6/29/18	$2,111	$2,015,761

		$2,015,761

Electronics — 0.6%
Answers Corp., Term Loan - Second Lien, 11.00%, 6/19/20	$2,950	$2,997,937
Avago Technologies Cayman Ltd., Term Loan, 3.75%, 5/6/21	5,000	4,996,080

		$7,994,017

Insurance — 0.3%
Asurion, LLC, Term Loan - Second Lien, 8.50%, 3/3/21	$3,000	$3,101,250

		$3,101,250

Retail — 0.0%(10)
rue21, Inc., Term Loan, 5.625%, 10/7/20	$397	$346,482

		$346,482

Total Senior Floating-Rate Interests (identified cost $17,803,380)		$17,478,193

Common Stocks — 19.3%

Security	Shares	Value
Automotive & Parts — 1.2%
Goodyear Tire & Rubber Co. (The)	604,973	$15,227,171

		$15,227,171

Banks — 1.5%
Regions Financial Corp.	1,911,044	$19,377,986

		$19,377,986

Beverages — 1.8%
Constellation Brands, Inc., Class A(11)	263,398	$21,930,518

		$21,930,518

Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(11)	72,800	$6,472,648

		$6,472,648

Chemicals — 2.6%
Arkema SA	158,422	$14,688,595
LyondellBasell Industries NV, Class A	95,984	10,198,300
PPG Industries, Inc.	36,585	7,257,000

		$32,143,895

Computers — 0.3%
SanDisk Corp.	38,234	$3,506,440

		$3,506,440

Health Care – Services — 0.4%
Amsurg Corp.(11)	111,345	$5,317,837

		$5,317,837

Machinery – Construction & Mining — 1.6%
Caterpillar, Inc.	197,563	$19,904,472

		$19,904,472

Mining — 1.2%
Freeport-McMoRan, Inc.	401,750	$14,953,135

		$14,953,135

Security	Shares	Value
Miscellaneous Manufacturing — 2.6%
Donaldson Co., Inc.	242,855	$9,420,345
Ingersoll-Rand PLC	397,130	23,347,273

		$32,767,618

Oil & Gas — 0.3%
Occidental Petroleum Corp.	43,462	$4,246,672

		$4,246,672

Pipelines — 1.5%
Kinder Morgan, Inc.	520,481	$18,726,906

		$18,726,906

Semiconductors — 1.4%
Applied Materials, Inc.	78,168	$1,638,401
Intel Corp.	473,590	16,049,965

		$17,688,366

Telecommunications — 2.4%
Corning, Inc.	627,463	$12,329,648
Telefonaktiebolaget LM Ericsson ADR	1,426,315	17,729,096

		$30,058,744

Total Common Stocks (identified cost $233,507,007)		$242,322,408

Convertible Preferred Stocks — 3.9%

Security	Shares	Value
Health Care - Products — 1.1%
Alere, Inc., 3.00%	40,690	$13,570,115

		$13,570,115

Iron & Steel — 1.1%
Cliffs Natural Resources, Inc., 7.00%	879,207	$14,394,817

		$14,394,817

Oil & Gas — 0.8%
Chesapeake Energy Corp., 5.75%(1)	4,450	$5,312,187
SandRidge Energy, Inc., 8.50%	42,500	4,425,313

		$9,737,500

Real Estate Investment Trusts (REITs) — 0.9%
iStar Financial, Inc., Series J, 4.50%	177,000	$11,248,350

		$11,248,350

Total Convertible Preferred Stocks (identified cost $47,515,193)		$48,950,782

Preferred Stocks — 4.1%

Security	Shares	Value
Banks — 0.7%
First Tennessee Bank, 3.75%(1)(7)	1,950	$1,442,695
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(2)	6,745	7,540,534

		$8,983,229

Diversified Financial Services — 1.7%
SLM Corp., 1.931%(7)	281,777	$21,209,355

		$21,209,355

Security	Shares	Value
Insurance — 0.2%
XLIT, Ltd., 3.354%(7)	3,085	$2,624,178

		$2,624,178

Real Estate Investment Trusts (REITs) — 0.5%
Ventas Realty LP/Ventas Capital Corp., 5.45%	270,007	$6,428,866

		$6,428,866

Telecommunications — 1.0%
Verizon Communications, Inc., 5.90%	473,572	$12,096,213

		$12,096,213

Total Preferred Stocks (identified cost $49,307,178)		$51,341,841

Short-Term Investments — 21.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$268,785	$268,784,980

Total Short-Term Investments (identified cost $268,784,980)		$268,784,980

Total Investments — 104.3% (identified cost $1,281,686,307)		$1,305,393,338

Other Assets, Less Liabilities — (4.3)%		$(53,483,107)

Net Assets — 100.0%		$1,251,910,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

ACRE	-	Americold LLC Trust

COMM	-	Commercial Mortgage Trust

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WFRBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $280,855,736 or 22.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2014.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $7,274,300 or 0.6% of the Portfolio’s net assets.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuers discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $70,173.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	77.0%	$964,349,058
Mexico	4.2	52,252,554
Brazil	3.3	41,320,712
Canada	3.3	41,227,758
Italy	2.6	32,851,839
Colombia	2.0	25,377,975
Supranational	1.8	23,025,390
Sweden	1.4	17,729,096
Australia	1.3	15,879,141
France	1.2	14,688,595
United Kingdom	1.1	13,849,048
Ireland	1.1	13,831,556
Argentina	1.0	12,627,001
Turkey	1.0	12,337,200
Germany	0.8	9,594,917
New Zealand	0.5	6,184,080
Singapore	0.4	4,996,080
India	0.3	3,271,338

Total Investments	104.3%	$1,305,393,338

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	96.2%	$1,203,868,680
Mexican Peso	2.4	30,389,054
Indian Rupee	1.8	23,025,390
New Zealand Dollar	1.6	20,292,688
Euro	1.2	14,688,595
Canadian Dollar	1.1	13,128,931

Total Investments	104.3%	$1,305,393,338

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,282,966,444

Gross unrealized appreciation	$37,196,400
Gross unrealized depreciation	(14,769,506)

Net unrealized appreciation	$22,426,894

The Portfolio did not have any open financial instruments at July 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Corporate Bonds & Notes	$—	$230,361,235		$—	$230,361,235
Foreign Corporate Bonds	—	205,727,653		—	205,727,653
Foreign Government Bonds	—	76,530,766		—	76,530,766
Convertible Bonds	—	120,952,082		—	120,952,082
Asset-Backed Securities	—	7,043,752		—	7,043,752
Commercial Mortgage-Backed Securities	—	35,899,646		—	35,899,646
Senior Floating-Rate Interests	—	17,478,193		—	17,478,193
Common Stocks
Chemicals	17,455,300	14,688,595	*	—	32,143,895
Other	210,178,513	—		—	210,178,513
Convertible Preferred Stocks	—	48,950,782		—	48,950,782
Preferred Stocks	6,428,866	44,912,975		—	51,341,841
Short-Term Investments	—	268,784,980		—	268,784,980
Total Investments	$234,062,679	$1,071,330,659		$—	$1,305,393,338

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Short Duration Real Return Fund

July 31, 2014 (Unaudited)

Eaton Vance Short Duration Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by generally investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 35.3% of CMBS Portfolio’s outstanding interests and 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests. The Fund may also invest directly in securities and other instruments. The Fund’s Portfolio of Investments at July 31, 2014 is set forth below.

Eaton Vance

Short Duration Real Return Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
CMBS Portfolio (identified cost, $12,457,550)	$12,411,782	20.5%

Eaton Vance Floating Rate Portfolio (identified cost, $17,865,976)	18,038,987	29.7

Total Investments in Affiliated Portfolios (identified cost $30,323,526)	$30,450,769	50.2%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes: 0.125%, 4/15/16(1)	$3,987	$4,073,670	6.7%
0.125%, 4/15/17(1)	5,132	5,267,680	8.7
0.125%, 4/15/18(1)	6,586	6,747,670	11.1
0.125%, 4/15/19(1)	305	311,070	0.5
0.50%, 4/15/15(1)	4,171	4,212,130	6.9
1.625%, 1/15/18(1)	3,293	3,559,832	5.9
2.125%, 1/15/19(1)	1,440	1,607,352	2.7
2.375%, 1/15/17(1)	3,539	3,838,052	6.3

Total U.S. Treasury Obligations (identified cost $29,631,346)		$29,617,456	48.8%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$193	$192,832	0.3%

Total Short-Term Investments (identified cost $192,832)		$192,832	0.3%

Total Investments (identified cost $60,147,704)		$60,261,057	99.3%

Other Assets, Less Liabilities		$402,930	0.7%

Net Assets		$60,663,987	100.0%

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

1

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $455.

A summary of open financial instruments at July 31, 2014 is as follows:

Inflation Swaps

Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	$7,000,000	1.780%	Return on CPI-U (NSA)	5/14/15	$(20,433)
Citibank NA	5,000,000	1.750	Return on CPI-U (NSA)	3/27/16	29,845
Citibank NA	8,000,000	1.875	Return on CPI-U (NSA)	7/2/16	50,208
Citibank NA	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	21,840
Credit Suisse International	4,000,000	2.205	Return on CPI-U (NSA)	2/22/15	(22,376)
Wells Fargo Bank, NA	4,000,000	2.210	Return on CPI-U (NSA)	2/8/15	(31,440)

					$27,644

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	$8,000,000	Pays	3-month USD-LIBOR-BBA	0.825%	7/2/16	$23,552
CME Group, Inc.	5,000,000	Pays	3-month USD-LIBOR-BBA	1.367	9/3/17	45,251

						$68,803

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Credit Suisse International	$6,000,000	Pays	3-month USD-LIBOR-BBA	0.409%	2/8/15	$13,065

						$13,065

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

2

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Swap contracts	$114,958		$(74,249)
Swap contracts (centrally cleared)	68,803	*	—

Total	$183,761		$(74,249)

*	Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the swap contracts table above.

The cost and unrealized appreciation (depreciation) of investments (other than affiliated Portfolios) of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,825,471

Gross unrealized appreciation	$74,901
Gross unrealized depreciation	(90,084)

Net unrealized depreciation	$(15,183)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$30,450,769	$—	$—	$30,450,769
U.S. Treasury Obligations	—	29,617,456	—	29,617,456
Short-Term Investments	—	192,832	—	192,832
Total Investments	$30,450,769	$29,810,288	$—	$60,261,057
Swap Contracts	$—	$183,761	$—	$183,761
Total	$30,450,769	$29,994,049	$—	$60,444,818

Liability Description
Swap Contracts	$—	$(74,249)	$—	$(74,249)
Total	$—	$(74,249)	$—	$(74,249)

3

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014